FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2001
Report here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     AT&T Investment Management Corporation ("ATTIMCO")
Address:  295 North Maple Avenue, Room 7202M2
          Basking Ridge, NJ  07920
13F File Number:  28-5552
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:     Lynn Carroll
Title:    Vice President and Chief Operating Officer
Phone:    908-221-2574
Signature, Place and Date of Signing:
Lynn Carroll       Basking Ridge, NJ       May 1, 2001
[Signature]         [City, State]            [Date]
Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  None
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  3
Form 13F Information Table Value Total:  $228,673.243
List of Other Included Managers:  None
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
FORM 13F INFORMATION TABLE
                   TITLE OF                 VALUE      SHARES/    INVESTMENT  OTHER    VOTING AUTHORITY
 NAME OF ISSUER     CLASS       CUSIP      (x$1000)    PRN AMT    DISCRETION   MAN.  SOLE   SHARED   NONE
----------------  ----------  ---------  -----------  ---------   -----------  ----  --------------------
Taubman Centers,  Common      876664103   24,497.216  2,032,964      Sole            Sole    2,032,964
Inc.
Simon Property    Common      828806109  162,241.229  6,337,548      Sole            Sole    6,337,548
Group, Inc.
Simon Property    Pfd Conv.   828806406   41,934.798    578,411      Sole            None      578,411
Group, Inc.       Series B